Income Taxes - Schedule of Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of the period	$ 82,852	$ 77,179	$ 64,199
Additions for tax positions related to prior years	5,997	12,812	30,325
Decreases for tax positions related to prior years	(10,095)	(3,440)	(12,350)
Additions for tax positions related to current year	11,551	14,795	47
Decreases for unrecognized tax benefits as a result of a lapse in the statute of limitations	(7,355)	(10,514)	(4,697)
Settlements for tax positions related to prior years	(44)	(7,980)	(345)
End of the period	$ 82,906	$ 82,852	$ 77,179